EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of shares

	For the years ended
	December 31, 2022	December 31, 2021
Shares issued at the start of the period	55,118,316	27,299,332
Shares issued from offering	502,082	11,479,977
Warrants exercised	—	7,821,700
Options exercised	253,500	720,201
Shares issued for conversion of 2020 Convertible Note	—	7,500,000
Shares issued for interest payment	—	297,106
Shares issued at the end of period	55,873,898	55,118,316

Schedule of calculation of basic and diluted loss per share

	For the years ended
	December 31, 2022	December 31, 2021
Loss attributable to the ordinary equity holders of the Company	47,714	39,890
Gain on change in fair value of embedded derivatives(i), net of interest expense associated with debt host	(3,850)	—
Loss attributable to the ordinary equity holders of the Company used in calculation of the diluted loss per share	51,564	39,890

Basic weighted average number of shares outstanding	55,600,636	42,971,152
Dilutive effect of 2022 Convertibles Notes	1,452,055	—
Dilutive weighted average number of shares outstanding	57,052,691	42,971,152

Basic loss per share	0.86	0.93
Diluted loss per share	0.90	0.93

Schedule of warrants

		December 31, 2022		December 31, 2021
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	—	—	7,853,439	2.26
Issued	—	—	—	—
Exercised	—	—	(7,821,700)	2.25
Expired	—	—	(31,739)	3.50
Ending balance	—	—	—	—

Schedule of share options

		December 31, 2022		December 31, 2021
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	2,352,249	7.07	2,400,000	3.20
Granted	2,219,304	8.13	735,000	15.95
Exercised	(253,500)	2.90	(720,201)	3.06
Expired	(385,000)	12.21	(51,300)	7.00
Forfeited	(21,249)	9.47	(1,250)	16.84
Cancelled	—	—	(10,000)	16.84
Ending balance	3,911,804	7.42	2,352,249	7.07
Options that can be exercised	2,872,500	7.22	2,058,500	7.30

Schedule of the weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model

	2022	2021
Share price at date of grant	$8.13	$15.95
Expected life	4.11 years	5 years
Risk-free interest rate	2.33%	0.82%
Expected volatility	81.49%	67.86%
Expected dividend	Nil	Nil
Fair value per option	$4.79	$8.95

Schedule of share options issued are exercisable at the closing market price of the common shares on the day prior to their grant

			December 31, 2022
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
Year 2023	330,000	330,000	3.45
Year 2024	895,304	370,000	6.56
Year 2025	772,500	772,500	3.33
Year 2026	490,000	490,000	16.31
Year 2027	1,424,000	910,000	8.06
Ending balance	3,911,804	2,872,500	7.42